RECLAMATION AND CLOSURE COST OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	$ 124.1	$ 81.9
Reclamation and closure costs paid	(1.2)	(1.4)
Unwinding of discount	2.4	1.7
Revisions to expected cash flows	(6.3)	55.2
Foreign exchange movement	(6.4)	4.9
Less: amounts reclassified as held for sale	32.0	1.9
Ending Balance	92.6	124.1
Less: current portion of closure costs (Note 5)	(6.5)	(2.6)
Non-current portion of closure costs	86.1	121.5
New Afton [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	11.6	7.6
Reclamation and closure costs paid	0.0	(0.2)
Unwinding of discount	0.2	0.2
Revisions to expected cash flows	(0.3)	3.2
Foreign exchange movement	(0.8)	0.8
Less: amounts reclassified as held for sale	0.0	0.0
Ending Balance	10.7	11.6
Less: current portion of closure costs (Note 5)	0.0	0.0
Non-current portion of closure costs	10.7	11.6
Mesquite [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	20.5	13.6
Reclamation and closure costs paid	0.0	0.0
Unwinding of discount	0.4	0.3
Revisions to expected cash flows	(0.9)	6.6
Foreign exchange movement	0.0	0.0
Less: amounts reclassified as held for sale	(20.0)	0.0
Ending Balance	0.0	20.5
Less: current portion of closure costs (Note 5)		(0.2)
Non-current portion of closure costs	0.0	20.3
Peak Mines [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	0.0	13.7
Reclamation and closure costs paid	0.0	(0.1)
Unwinding of discount	0.0	0.4
Revisions to expected cash flows	0.0	3.1
Foreign exchange movement	0.0	1.1
Less: amounts reclassified as held for sale	0.0	(18.2)
Ending Balance	0.0	0.0
Less: current portion of closure costs (Note 5)	0.0	0.0
Non-current portion of closure costs	0.0	0.0
Cerro San Pedro [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	19.2	18.1
Reclamation and closure costs paid	(0.9)	(1.0)
Unwinding of discount	0.1	0.2
Revisions to expected cash flows	1.5	1.2
Foreign exchange movement	0.1	0.7
Less: amounts reclassified as held for sale	0.0	0.0
Ending Balance	20.0	19.2
Less: current portion of closure costs (Note 5)	(6.5)	(2.4)
Non-current portion of closure costs	13.5	16.8
Rainy River [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	63.4	20.0
Reclamation and closure costs paid	(0.3)	0.0
Unwinding of discount	1.5	0.4
Revisions to expected cash flows	(6.1)	41.4
Foreign exchange movement	(4.9)	1.6
Less: amounts reclassified as held for sale	0.0	0.0
Ending Balance	53.6	63.4
Less: current portion of closure costs (Note 5)	0.0	0.0
Non-current portion of closure costs	53.6	63.4
Blackwater [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Beginning Balance	9.4	8.9
Reclamation and closure costs paid	0.0	(0.1)
Unwinding of discount	0.2	0.2
Revisions to expected cash flows	(0.5)	(0.3)
Foreign exchange movement	(0.8)	0.7
Less: amounts reclassified as held for sale	0.0	0.0
Ending Balance	8.3	9.4
Less: current portion of closure costs (Note 5)	0.0	0.0
Non-current portion of closure costs	$ 8.3	$ 9.4